Filed with the Securities and Exchange Commission on May 8, 2013

1933 Act Registration File No. 033-54822
1940 Act File No. 811-07360

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 39	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 40	☒

Monetta Trust
(Registrant)

1776-A South Naperville Road, Suite 100
Wheaton, Illinois 60189-5831

Telephone number: (630) 462-9800

Robert S. Bacarella	Arthur Don
Monetta Trust	Greenberg Traurig, LLP
1776-A South Naperville Road, Suite 100	77 W. Wacker Drive, Suite 3100
Wheaton, Illinois 60189-5831	Chicago, IL 60601

(Agents for Service)

It is proposed that this filing will become effective

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 39 to the Advisors Series Trust’s (the “Trust”) Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 38 on Form N-1A filed April 29, 2013.  This PEA No. 39 is filed for the sole purpose of submitting the XBRL exhibit for the risk return summary first provided in PEA No. 38 to the Trust’s Registration Statement for its series:  Monetta Fund, Young Investor Fund, Mid-Cap Equity Fund and Orion/Monetta Intermediate Bond Fund

SIGNATURES

Pursuant to the requirements of the Securities Act and the 1940 Act, the Registrant has duly caused this Registration Statement for Post-Effective Amendment No. 39 on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton, and State of Illinois, on the 8th day of May, 2013.

Monetta Trust

By: /s/ Robert S. Bacarella
Robert S. Bacarella
President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities as of the 8th day of May, 2013.

Signature	Title

/s/ Robert S. Bacarella Robert S. Bacarella	Principal Executive Officer and Trustee
/s/ Robert J. Bacarella Robert J. Bacarella	Principal Financial Officer and Principal Accounting Officer
/s/ Mark F. Ogan* Mark F. Ogan	Trustee
/s/ John L. Guy, Jr.* John L. Guy, Jr.	Trustee
/s/ Marlene Zielonka Hodges* Marlene Zielonka Hodges	Trustee

* /s/ Robert S. Bacarella
Robert S. Bacarella
Attorney-in-Fact

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE